Alger Mid Cap Focus Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class I Shares [Member] | Alger Mid Cap Focus Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.95%	31.68%	16.47%	(37.37%)	9.98%	84.35%